Loans and Debentures - Schedule of Loans and Debentures (Details) - BRL (R$) R$ in Millions				12 Months Ended
		Dec. 27, 2024	Sep. 27, 2024	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Value		R$ 200	R$ 2,436
(-) Transaction costs			R$ (64)
Current				R$ 2,877		R$ 776
Non-current				9,403		7,201
Total				12,280		7,977
Current				2,877		2,630
Non-current				9,403		7,201
Total				12,280		9,831
Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Current				(7)		2
Non-current				(138)		41
Total				R$ (145)		(43)
Debentures - 3rd Issue - 3rd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[1]			2025
Annual financial cost				IPCA + 5.10%
Currency				R$
Current				R$ 334		331
Non-current						304
Total				R$ 334		635
Debentures - 7th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity				2024
Annual financial cost				CDI + 0.45%
Currency				R$
Current						271
Non-current
Total						271
Debentures - 7th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity				2026
Annual financial cost				IPCA + 4.10%
Currency				R$
Current				R$ 1,026		3
Non-current				1,023		1,945
Total				R$ 2,049		1,948
Debentures - 8th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity				2027
Annual financial cost				CDI + 1.35%
Currency				R$
Current				R$ 3		2
Non-current				500		500
Total				R$ 503		502
Debentures - 8th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity				2029
Annual financial cost				IPCA + 6.10%
Currency				R$
Current				R$ 1		1
Non-current				556		529
Total				R$ 557		530
Debentures - 9th Issue - Single Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity				2026
Annual financial cost				CDI + 2.05%
Currency				R$
Current				R$ 1,030		32
Non-current				1,000		2,000
Total				R$ 2,030		2,032
Debentures - 10th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity				2029
Annual financial cost				CDI + 0.80%
Currency				R$
Current				R$ 17
Non-current				400
Total				R$ 417
Debentures - 10th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity				2034
Annual financial cost				IPCA + 6.15%
Currency				R$
Current				R$ 38
Non-current				1,659
Total				R$ 1,697
Debentures - 11th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity			2031	2031
Annual financial cost			CDI + 0.55%	CDI + 0.55%
Value			R$ 1,000
Currency				R$
Current				R$ 29
Non-current				1,000
Total				R$ 1,029
Debentures - 11th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity			2036	2036
Annual financial cost			IPCA + 6.5769%	IPCA + 6.58%
Value			R$ 1,500
Currency				R$
Current				R$ 25
Non-current				1,528
Total				R$ 1,553
Debentures - 8th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[2]			2031
Annual financial cost				IPCA + 5.27%
Currency				R$
Current				R$ 146		134
Non-current				880		958
Total				R$ 1,026		1,092
Debentures - 9th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2029		2029
Annual financial cost		CDI + 0.47%		CDI + 0.47%
Value		R$ 200
Currency				R$
Current
Non-current				200
Total				R$ 200
Debentures - 9th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity				2027
Annual financial cost				CDI + 1.33%
Currency				R$
Current				R$ 237		3
Non-current				467		700
Total				R$ 704		703
Debentures - 9th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity				2029
Annual financial cost				IPCA + 7.63%
Currency				R$
Current				R$ 1		1
Non-current				331		315
Total				332		316
(-) Discount on the issuance of debentures [Member]
IfrsStatementLineItems [Line Items]
Current				(3)	[3]
Non-current				(3)		9
Total				(6)		(9)
Foreign Currency [member]
IfrsStatementLineItems [Line Items]
Current						1,854
Non-current
Total						1,854
Foreign Currency [member] | Eurobonds [member]
IfrsStatementLineItems [Line Items]
Principal maturity	[4]			2024
Annual financial cost				9.25
Currency				U$$
Current						1,857
Non-current
Total						1,857
Foreign Currency [member] | Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Current						1
Non-current
Total						(1)
Foreign Currency [member] | Interest Paid In Advance [Member]
IfrsStatementLineItems [Line Items]
Current					[5]	2
Non-current
Total						R$ (2)

[1]	Cemig Distribuição;
[2]	Debentures issued by Gasmig.
[3]	Discount on the sale price of the 2nd series of the Seventh issue of Cemig Distribuição.
[4]	Cemig Geração e Transmissão;
[5]	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract;